Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	650,000
Proposed Maximum Offering Price per Unit	613.11
Maximum Aggregate Offering Price	$ 398,521,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,035.82
Offering Note	Note to Amount Registered: (1) Consists of 650,000 shares of Common Stock reserved for issuance under the Martin Marietta Materials, Inc. 2025 Employee Stock Purchase Plan. Note to Amount Registered: (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminable number of additional shares of Common Stock as may become issuable to prevent dilution in the event of recapitalizations, stock dividends, stock splits and reverse stock splits, and any other securities with respect to which the outstanding shares of Common Stock are converted or exchanged. Note to Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price: (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of shares of Common Stock on the trading market as reported on the New York Stock Exchange on November 10, 2025.